Cost of Revenue (Excluding Impairment Loss)	12 Months Ended
Dec. 31, 2025
Cost of Revenue (Excluding Impairment Loss) [Abstract]
COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

13. COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Lease expenses	69,053	35,065	14,831
Employee compensation and benefits	19,555	6,444	3,864
Depreciation and amortization	16,327	9,621	910
Construction and design costs	1,003	1,005	—
Other operating costs(i)	54,950	26,878	7,261
Total	160,888	79,013	26,866

Notes:

(i)	Including utilities, maintenance, daily cleaning and others.